Note 15 - Total Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	Before-Tax Amount	Tax (Expense)/ Benefit	Net-of-Tax Amount
	A$	A$	A$
Year Ended December 31, 2022
Foreign currency translation reserve	31,574	0	31,574
	31,574	0	31,574

Year Ended December 31, 2021
Foreign currency translation reserve	(30,217)	0	(30,217)
	(30,217)	0	(30,217)